Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	£ 3,461	£ 3,381
Present value of defined benefit obligation	(3,069)	(2,848)
Net pension asset/(liability)	392	533
Other post-retirement medical benefit obligation	(43)	(49)
Other pension accruals	(12)	(13)
Net retirement benefit asset	337	471
Retirement benefit assets	429	571
Retirement benefit obligations	(92)	(100)
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	3,341	3,240
Present value of defined benefit obligation	(2,912)	(2,671)
Net pension asset/(liability)	429	569	£ 163
Other funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	120	141
Present value of defined benefit obligation	(138)	(158)
Net pension asset/(liability)	(18)	(17)
Other unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	(19)	(19)
Net pension asset/(liability)	£ (19)	£ (19)